Variable Interest Entities (Assets and Liabilities of Consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Variable Interest Entity [Line Items]
Total assets	¥ 397,666,312	¥ 405,940,211
Cash and due from banks	4,285,816	4,591,186
Interest-earning deposits in other banks	90,155,899	104,706,928
Trading account assets	67,606,288	59,417,128
Investment securities	54,272,423	58,318,547
Total liabilities	378,001,587	386,690,473
Deposits	248,973,164	249,415,006
Long-term debt	22,474,850	21,022,407
Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	23,295,684	22,488,218
Cash and due from banks	6,928	8,641
Interest-earning deposits in other banks	92,683	22,136
Trading account assets	1,595,491	1,379,227
Investment securities	2,370,835	2,478,281
Loans	17,083,697	16,709,249
All other assets	2,146,050	1,890,684
Total liabilities	530,706	588,974
Deposits	0	0
Other short-term borrowings	30,663	42,029
Long-term debt	354,020	370,917
All other liabilities	146,023	176,028
Consolidated VIEs | Consolidated VIEs before Elimination
Variable Interest Entity [Line Items]
Total assets	25,645,726	24,730,095
Cash and due from banks	72,175	73,928
Interest-earning deposits in other banks	136,757	80,130
Trading account assets	1,875,422	1,459,896
Investment securities	2,860,835	3,027,881
Loans	18,362,142	18,025,453
All other assets	2,338,395	2,062,807
Total liabilities	24,466,305	23,879,692
Deposits	1,641,807	1,715,116
Other short-term borrowings	8,332,385	8,517,549
Long-term debt	12,870,983	12,181,891
All other liabilities	1,621,130	1,465,136
Consolidated VIEs | Consolidated VIEs before Elimination | Asset-backed conduits
Variable Interest Entity [Line Items]
Total assets	7,428,414	7,814,826
Cash and due from banks	54,971	57,908
Interest-earning deposits in other banks	11,001	11,001
Trading account assets	41,277	87,129
Investment securities	1,004,098	1,094,698
Loans	6,238,910	6,531,210
All other assets	78,157	32,880
Total liabilities	7,394,006	7,756,296
Deposits	0	0
Other short-term borrowings	5,664,124	5,928,518
Long-term debt	1,391,032	1,453,912
All other liabilities	338,850	373,866
Consolidated VIEs | Consolidated VIEs before Elimination | Investment funds
Variable Interest Entity [Line Items]
Total assets	2,639,941	2,255,725
Cash and due from banks	12,025	8,623
Interest-earning deposits in other banks	110,410	48,396
Trading account assets	588,198	420,259
Investment securities	122,568	90,580
Loans	6,597	0
All other assets	1,800,143	1,687,867
Total liabilities	1,700,951	1,581,746
Deposits	0	0
Other short-term borrowings	1,669,121	1,533,915
Long-term debt	9,627	9,148
All other liabilities	22,203	38,683
Consolidated VIEs | Consolidated VIEs before Elimination | Special purpose entities created for structured financing
Variable Interest Entity [Line Items]
Total assets	407,335	313,346
Cash and due from banks	0	0
Interest-earning deposits in other banks	8,710	14,509
Trading account assets	0	0
Investment securities	0	0
Loans	142,943	158,337
All other assets	255,682	140,500
Total liabilities	213,458	170,180
Deposits	0	0
Other short-term borrowings	2,942	0
Long-term debt	191,294	131,594
All other liabilities	19,222	38,586
Consolidated VIEs | Consolidated VIEs before Elimination | Repackaged instruments
Variable Interest Entity [Line Items]
Total assets	586,816	377,261
Cash and due from banks	4,446	5,500
Interest-earning deposits in other banks	2	0
Trading account assets	396,977	203,970
Investment securities	145,404	142,283
Loans	15,000	15,000
All other assets	24,987	10,508
Total liabilities	512,405	340,464
Deposits	0	0
Other short-term borrowings	0	0
Long-term debt	233,646	222,733
All other liabilities	278,759	117,731
Consolidated VIEs | Consolidated VIEs before Elimination | Securitization of the MUFG Group’s assets
Variable Interest Entity [Line Items]
Total assets	10,796,496	10,113,082
Cash and due from banks	0	0
Interest-earning deposits in other banks	0	174
Trading account assets	0	0
Investment securities	0	0
Loans	10,783,828	10,100,566
All other assets	12,668	12,342
Total liabilities	10,806,922	10,123,630
Deposits	0	0
Other short-term borrowings	0	0
Long-term debt	10,803,002	10,120,219
All other liabilities	3,920	3,411
Consolidated VIEs | Consolidated VIEs before Elimination | Trust arrangements
Variable Interest Entity [Line Items]
Total assets	3,561,885	3,618,564
Cash and due from banks	0	0
Interest-earning deposits in other banks	0	0
Trading account assets	840,946	740,514
Investment securities	1,549,912	1,661,663
Loans	1,171,025	1,216,343
All other assets	2	44
Total liabilities	3,561,098	3,618,686
Deposits	1,641,807	1,715,116
Other short-term borrowings	995,686	1,054,466
Long-term debt	0	0
All other liabilities	923,605	849,104
Consolidated VIEs | Consolidated VIEs before Elimination | Other
Variable Interest Entity [Line Items]
Total assets	224,839	237,291
Cash and due from banks	733	1,897
Interest-earning deposits in other banks	6,634	6,050
Trading account assets	8,024	8,024
Investment securities	38,853	38,657
Loans	3,839	3,997
All other assets	166,756	178,666
Total liabilities	277,465	288,690
Deposits	0	0
Other short-term borrowings	512	650
Long-term debt	242,382	244,285
All other liabilities	34,571	43,755
Consolidated VIEs | The amounts eliminated in consolidation
Variable Interest Entity [Line Items]
Total assets	(2,350,042)	(2,241,877)
Cash and due from banks	(65,247)	(65,287)
Interest-earning deposits in other banks	(44,074)	(57,994)
Trading account assets	(279,931)	(80,669)
Investment securities	(490,000)	(549,600)
Loans	(1,278,445)	(1,316,204)
All other assets	(192,345)	(172,123)
Total liabilities	(17,332,304)	(16,567,315)
Deposits	0	(651)
Other short-term borrowings	(4,007,809)	(4,084,517)
Long-term debt	(12,493,143)	(11,771,730)
All other liabilities	(831,352)	(710,417)
Consolidated VIEs | The amount of liabilities with recourse to the general credit of the MUFG Group
Variable Interest Entity [Line Items]
Total liabilities	(6,603,295)	(6,723,403)
Deposits	(1,641,807)	(1,714,465)
Other short-term borrowings	(4,293,913)	(4,391,003)
Long-term debt	(23,820)	(39,244)
All other liabilities	¥ (643,755)	¥ (578,691)